Item 1. Schedule of Investments:
--------------------------------
Putnam Investment Grade Municipal Trust

QUARTERLY PORTFOLIO HOLDINGS

2-28-05

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Putnam Investment Grade Municipal Trust
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The fund's portfolio
February 28, 2005 (Unaudited)

KEY TO ABBREVIATIONS

AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

Municipal bonds and notes (156.7%) (a)
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Principal amount                                                                                 Rating (RAT)              Value
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

Arizona (1.2%)
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       $500,000  AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C. Lincoln Hlth. Network),
                 6 3/8s, 12/1/37                                                                 BBB                    $543,370
      1,175,000  Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.),
                 Ser. A, 7 5/8s, 12/1/29                                                         B-/P                  1,250,999
      1,000,000  Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), 5.8s,
                 12/1/31                                                                         A3                    1,073,780
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                                                                                                                       2,868,149

Arkansas (3.2%)
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      2,530,000  AR Dev. Fin. Auth. Rev. Bonds, Ser. D, GNMA/FNMA Coll., 3s, 1/1/24              AAA                   2,564,762
      3,000,000  AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington Regl. Med. Ctr.),
                 7 3/8s, 2/1/29                                                                  Baa3                  3,356,490
      1,000,000  Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19                         Aaa                   1,024,510
        510,000  Northwest Regl. Arpt. Auth. Rev. Bonds, 7s, 2/1/10                              BB/P                    530,247
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                                                                                                                       7,476,009

California (17.8%)
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      4,000,000  Anaheim, Pub. Fin. Auth. Tax Alloc. Rev. Bonds, MBIA, 4.733s, 12/28/18          Aaa                   4,438,000
      2,500,000  CA Hlth. Fac. Auth. Rev. Bonds (Sutter Hlth.), Ser. A, MBIA, 5 3/8s, 8/15/30    Aaa                   2,624,075
                 CA State G.O. Bonds
        500,000  5 1/8s, 4/1/23                                                                  A                       530,715
        750,000  5.1s, 2/1/34                                                                    A                       766,485
                 CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
      1,500,000  6s, 5/1/15                                                                      A2                    1,728,795
     13,000,000  AMBAC, 5 1/2s, 5/1/13 (SEG)                                                     Aaa                  14,699,745
      1,500,000  5 1/2s, 5/1/11                                                                  A2                    1,671,930
      1,000,000  CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16                            Aa3                   1,060,530
      2,000,000  CA State Econ. Recvy. VRDN, Ser. C-10, 1.86s, 7/1/23                            VMIG1                 2,000,000
      1,750,000  CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30        BBB-                  1,757,560
      1,475,000  Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25                         D/P                   1,055,481
                 Golden State Tobacco Securitization Corp. Rev. Bonds
      1,000,000  Ser. 03 A-1, 6 1/4s, 6/1/33                                                     BBB                   1,022,480
      1,500,000  Ser. B, 5 5/8s, 6/1/38                                                          A-                    1,623,645
        450,000  Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 02-1 Ladera
                 Ranch), Ser. A, 5.55s, 8/15/33                                                  BBB/P                   460,449
      4,700,000  Riverside Cnty., Redev. Agcy. Tax Alloc., Ser. A, XLCA, 5s, 10/1/29             Aaa                   4,848,943
      1,400,000  Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26                            BBB-/P                1,468,054
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                                                                                                                      41,756,887

Colorado (3.8%)
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      2,500,000  CO Hlth. Fac. Auth. Rev. Bonds (Hlth. Fac.-Evangelical Lutheran), 3.35s,
                 10/1/06                                                                         A3                    2,507,975
                 CO Springs, Hosp. Rev. Bonds
      1,515,000  6 3/8s, 12/15/30                                                                A3                    1,674,711
      1,485,000  6 3/8s, 12/15/30 (Prerefunded)                                                  A3                    1,744,400
                 CO State Hsg. Fin. Auth. Rev. Bonds (Single Fam.)
        190,000  Ser. B-2, 7s, 5/1/26                                                            Aa2                     195,299
        100,000  Ser. B-3, 6.8s, 11/1/28                                                         Aa2                     100,520
      2,500,000  Denver, City & Cnty. Arpt. Rev. Bonds, MBIA, 5 1/2s, 11/15/25                   Aaa                   2,638,475
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                                                                                                                       8,861,380

Connecticut (3.4%)
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      8,000,000  CT State Hlth. & Edl. Fac. Auth. VRDN, Ser. U, 1.74s, 7/1/33                    VMIG1                 8,000,000

Delaware (0.6%)
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                 GMAC Muni. Mtge. Trust 144A sub. notes
        500,000  Ser. A1-3, 5.3s, 10/31/39                                                       A3                      495,940
      1,000,000  Ser. A1-2, 4.9s, 10/31/39                                                       A3                      989,330
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                                                                                                                       1,485,270

District of Columbia (1.8%)
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      4,000,000  DC G.O. Bonds, Ser. B, FSA, 5 1/4s, 6/1/26                                      Aaa                   4,249,480

Florida (3.1%)
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      1,500,000  Cap. Trust Agcy. Rev. Bonds (Seminole Tribe Convention), Ser. A, 10s, 10/1/33   B/P                   1,710,225
      2,395,000  Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist Hosp. & Baptist Manor),
                 5 1/8s, 10/1/19                                                                 A3                    2,424,411
      1,000,000  Lee Cnty., Indl. Dev. Auth. Rev. Bonds (Alliance Cmnty.), Ser. C, 5 1/2s,
                 11/15/29                                                                        BBB-                    998,570
      2,000,000  Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.),
                 5 3/8s, 11/15/28                                                                BB                    1,849,920
        375,000  Okeechobee Cnty., Solid Waste Mandatory Put Bonds (Waste
                 Management/Landfill), Ser. A, 4.2s, 7/1/09                                      BBB                     379,721
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                                                                                                                       7,362,847

Georgia (8.9%)
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      1,500,000  Atlanta, Arpt. Rev. Bonds, Ser. B, FGIC, 5 5/8s, 1/1/30                         Aaa                   1,582,485
      1,045,000  Atlanta, Waste Wtr. Rev. Bonds, Ser. A, FGIC, 5s, 11/1/38                       Aaa                   1,140,962
      7,000,000  Atlanta, Waste Wtr. VRDN, Ser. C, FSA, 1.8s, 11/1/41                            VMIG1                 7,000,000
      2,300,000  Burke Cnty., Poll. Control Dev. Auth. Mandatory Put Bonds (GA Power Co.),
                 4.45s, 12/1/08                                                                  A2                    2,395,634
      5,215,000  Cobb Cnty., Dev. Auth. U. Fac. Rev. Bonds (Kennesaw State U. Hsg.), Ser. A,
                 MBIA, 5s, 7/15/29                                                               Aaa                   5,460,992
        300,000  GA Med. Ctr. Hosp. Auth. IFB, MBIA, 10.574s, 8/1/10                             Aaa                     301,740
      1,500,000  Muni. Elec. Auth. Rev. Bonds, AMBAC, 5s, 1/1/26                                 Aaa                   1,593,705
      1,280,000  Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev. Bonds (Visay Paper, Inc.),
                 7.4s, 1/1/16                                                                    B+/P                  1,308,518
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                                                                                                                      20,784,036

Illinois (8.8%)
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      4,270,000  Chicago, G.O. Bonds, Ser. A, FSA, 5s, 1/1/27                                    Aaa                   4,455,489
      2,500,000  Chicago, Board of Ed. G.O. Bonds (School Reform), Ser. A, AMBAC, 5 1/4s,
                 12/1/27                                                                         Aaa                   2,647,350
      1,580,000  Cook Cnty., Cmnty. G.O. Bonds (Cons. School Dist. No. 64 Pk. Ridge), FSA,
                 5 1/2s, 12/1/16                                                                 Aaa                   1,817,885
      1,600,000  IL Dev. Fin. Auth. Rev. Bonds (Midwestern U.), Ser. B, 6s, 5/15/26              A-                    1,746,960
      2,500,000  IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth. Syst./Sunbelt
                 Obligation), 5.65s, 11/15/24                                                    A                     2,622,250
      1,945,000  IL U. Rev. Bonds (Auxiliary Fac. Syst.), Ser. A, AMBAC, 5 1/4s, 4/1/19          Aaa                   2,197,986
      5,000,000  Schaumburg, G.O. Bonds, Ser. B, FGIC, 5s, 12/1/27                               Aaa                   5,235,350
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                                                                                                                      20,723,270

Indiana (1.9%)
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        800,000  IN Ed. Fac. Fin. Auth. VRDN, 1.8s, 7/1/32                                       VMIG1                   800,000
      2,600,000  IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX Corp.), 5.6s, 12/1/32       Baa1                  2,687,100
      1,000,000  Rockport, Poll. Control Rev. Bonds (Indiana-Michigan Pwr.), Ser. A, 4.9s,
                 6/1/25                                                                          Baa2                  1,029,700
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                                                                                                                       4,516,800

Iowa (0.9%)
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      1,715,000  IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives), 9 1/4s, 7/1/25     BBB-/P                2,087,224

Louisiana (1.1%)
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      1,500,000  Ernest N. Morial-New Orleans, Exhibit Hall Auth. Special Tax, Ser. A, AMBAC,
                 5 1/4s, 7/15/21                                                                 Aaa                   1,627,695
        740,000  LA Pub. Fac. Auth. Hosp. Rev. Bonds (Lake Charles Memorial Hosp.), 8 5/8s,
                 12/1/30                                                                         CCC/P                   712,687
        300,000  Tangipahoa Parish Hosp. Svcs. Rev. Bonds (North Oaks Med. Ctr.), Ser. A, 5s,
                 2/1/25                                                                          A                       303,732
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                                                                                                                       2,644,114

Maine (0.6%)
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      1,415,000  ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s, 11/15/27                      Aa1                   1,474,628

Massachusetts (12.3%)
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     10,330,000  MA State G.O. Bonds, Ser. A, MBIA, 5 3/8s, 8/1/08                               AAA                  11,178,816
      2,785,000  MA State Dev. Fin. Agcy. Rev. Bonds (MA Biomedical Research), Ser. C, 6 3/8s,
                 8/1/17                                                                          A1                    3,111,931
      8,400,000  MA State Hlth. & Edl. Fac. Auth. IFB (Med. Ctr. of Central MA), Ser. B,
                 AMBAC, 11.37s, 6/23/22                                                          Aaa                  10,117,716
                 MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
      1,000,000  (Civic Investments), Ser. A, 9s, 12/15/15                                       BBB-/P                1,148,880
        750,000  (Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33                                         BBB-                    793,418
      2,500,000  MA State Hsg. Fin. Agcy. Rev. Bonds (Rental Mtge.), Ser. C, AMBAC, 5 5/8s,
                 7/1/40                                                                          Aaa                   2,568,775
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                                                                                                                      28,919,536

Michigan (4.9%)
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      4,300,000  Detroit, Swr. Disp. VRDN, Ser. B, FSA, 1.8s, 7/1/33                             VMIG1                 4,300,000
      1,400,000  Dickinson Cnty., Econ. Dev. Corp. Poll. Control Rev. Bonds (Intl. Paper Co.),
                 Ser. A, 4.8s, 11/1/18                                                           Baa2                  1,418,284
        300,000  Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20              Baa3                    308,475
                 MI State Hosp. Fin. Auth. Rev. Bonds
      1,000,000  (Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32                                         A2                    1,050,650
      1,250,000  (Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21                            A2                    1,355,125
      1,650,000  MI State Strategic Fund, Ltd. Rev. Bonds (Detroit Edison Poll. Control),
                 5.65s, 9/1/29                                                                   A3                    1,726,527
      1,210,000  Saginaw Cnty., G.O. Bonds (Healthsource Saginaw, Inc.), MBIA, 5s, 5/1/26        Aaa                   1,282,128
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                                                                                                                      11,441,189

Minnesota (1.9%)
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      2,500,000  Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22                A                     2,575,175
      1,705,000  Minneapolis, Cmnty. Dev. Agcy. Supported Dev. Rev. Bonds, Ser. G-3, 5.45s,
                 12/1/31                                                                         A-                    1,794,154
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                                                                                                                       4,369,329

Mississippi (2.1%)
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        525,000  Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev. Bonds (Weyerhaeuser
                 Co.), Ser. B, 6.7s, 4/1/22                                                      Baa2                    626,672
      2,750,000  MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst. Energy Resources, Inc.),
                 5 7/8s, 4/1/22                                                                  BBB-                  2,763,558
      1,385,000  MS Dev. Bk. Special Obligation Rev. Bonds (Jackson, MS), FSA, 5 1/4s, 3/1/21    Aaa                   1,575,742
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                                                                                                                       4,965,972

Missouri (1.7%)
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      1,250,000  Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St.
                 Francis Med. Ctr.), Ser. A, 5 1/2s, 6/1/16                                      A                     1,341,450
      1,405,000  MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), GNMA/FNMA Coll., 5.55s,
                 9/1/34                                                                          AAA                   1,534,667
      1,000,000  MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth. Syst.), 5 1/4s,
                 5/15/32                                                                         Aa2                   1,039,070
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                                                                                                                       3,915,187

Montana (0.5%)
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      1,175,000  Forsyth, Poll. Control Mandatory Put Bonds (Avista Corp.), AMBAC, 5s,
                 12/30/08                                                                        Aaa                   1,240,976

Nevada (2.8%)
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      5,105,000  Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s, 7/1/26                   Aaa                   5,389,349
      1,195,000  Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-14), 4 3/4s, 3/1/10    BB-/P                 1,211,479
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                                                                                                                       6,600,828

New Hampshire (0.4%)
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        950,000  NH State Bus. Fin. Auth. Poll. Control Rev. Bonds, 3 1/2s, 7/1/27               Baa2                    946,200

New Jersey (6.3%)
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                 NJ Econ. Dev. Auth. Rev. Bonds
        650,000  (Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31                              BB-/P                   690,385
      1,750,000  (Cigarette Tax), 5 3/4s, 6/15/29                                                Baa2                  1,839,740
      5,000,000  (Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27                                       Aaa                   5,242,800
      3,100,000  NJ State G.O. Bonds, Ser. F, MBIA, 5 1/2s, 8/1/11                               AAA                   3,481,579
                 NJ State Edl. Fac. Auth. Rev. Bonds
        750,000  (Fairleigh Dickinson), Ser. C, 6s, 7/1/20                                       BBB-/F                  814,628
      1,000,000  (Drew U.), Ser. C, FGIC, 5 1/4s, 7/1/18                                         Aaa                   1,138,110
                 Tobacco Settlement Fin. Corp. Rev. Bonds
        500,000  6 3/4s, 6/1/39                                                                  BBB                     524,050
      1,000,000  (Asset Backed Bonds), 6s, 6/1/37                                                BBB                     991,430
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                                                                                                                      14,722,722

New Mexico (0.4%)
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      1,000,000  Farmington, Poll. Control VRDN (AZ Pub. Service Co.), Ser. B, 1.8s, 9/1/24      VMIG1                 1,000,000

New York (14.4%)
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      7,780,000  NY City, G.O. Bonds, Ser. B, 5 1/4s, 12/1/09                                    A2                    8,437,254
      2,000,000  NY City, Indl. Dev. Agcy. Rev. Bonds (Brooklyn Navy Yard Cogen. Partners),
                 Ser. G, 5 3/4s, 10/1/36                                                         BBB-                  1,948,780
        750,000  NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways), 5 1/4s,
                 12/1/32                                                                         BB+                     625,133
                 NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
      2,810,000  Ser. B, 5 3/4s, 6/15/26                                                         AA+                   3,018,362
      1,290,000  Ser. B, 5 3/4s, 6/15/26 (Prerefunded)                                           AA+                   1,395,522
      2,000,000  NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union
                 Gas), 6.952s, 7/1/26                                                            A+                    2,142,580
      4,000,000  NY State Env. Fac. Corp. Rev. Bonds, 5s, 6/15/32                                Aaa                   4,170,480
     10,500,000  Port. Auth. NY & NJ Special Obligation Rev. Bonds (JFK Intl. Air Term. - 6),
                 MBIA, 5.9s, 12/1/17                                                             Aaa                  11,410,770
        650,000  Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic Landing), Ser. A, 8s,
                 10/1/30                                                                         B+/P                    697,424
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                                                                                                                      33,846,305

North Carolina (3.1%)
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                 NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
      1,000,000  Ser. D, 6 3/4s, 1/1/26                                                          Baa2                  1,117,560
      2,000,000  Ser. A, 5 3/4s, 1/1/26                                                          Baa2                  2,119,140
      3,500,000  NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. B, 6 1/2s,
                 1/1/20                                                                          A3                    3,953,775
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                                                                                                                       7,190,475

Ohio (2.5%)
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      1,000,000  Brookville, Local School Dist. G.O. Bonds, FSA, 5s, 12/1/31                     Aaa                   1,040,150
      2,000,000  OH State Air Quality Dev. Auth. Rev. Bonds (Toledo Poll. Control), Ser. A,
                 6.1s, 8/1/27                                                                    Baa2                  2,088,560
      2,500,000  Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A,
                 5 3/8s, 1/1/32                                                                  A2                    2,683,850
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                                                                                                                       5,812,560

Oklahoma (0.5%)
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      1,050,000  OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care Syst.), Ser. A, U.S.
                 Govt. Coll., 5 5/8s, 8/15/29                                                    AAA                   1,166,697

Oregon (0.5%)
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      1,000,000  OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single Family Mtg.), Ser. K,
                 5 5/8s, 7/1/29                                                                  Aa2                   1,062,930

Pennsylvania (5.4%)
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      1,110,000  Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther Creek Partners), 6.65s,
                 5/1/10                                                                          BBB-                  1,192,873
      1,500,000  Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26           A                     1,573,860
      1,000,000  Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh Valley Hosp. Hlth.
                 Network), Ser. A, 5 1/4s, 7/1/32                                                A2                    1,024,770
      1,000,000  PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A, 6 3/8s, 11/1/41           A3                    1,039,140
                 PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds
        750,000  (Colver), Ser. E, 8.05s, 12/1/15                                                BBB-/P                  770,235
        750,000  (Northampton Generating), Ser. A, 6.6s, 1/1/19                                  BBB-                    757,493
      1,045,000  PA State Higher Edl. Fac. Auth. Rev. Bonds (Philadelphia College of
                 Osteopathic Med.), 5s, 12/1/08                                                  A                     1,104,022
      5,000,000  Philadelphia, School Dist. G.O. Bonds, Ser. D, FGIC, 5s, 6/1/27                 Aaa                   5,256,550
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                                                                                                                      12,718,943

Puerto Rico (2.5%)
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      5,000,000  Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. B, 6s, 7/1/39              A                     5,757,250

South Carolina (2.8%)
--------------------------------------------------------------------------------------------------------------------------------
      2,515,000  Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med. Ctr.), Ser. A, FSA,
                 5 1/4s, 11/1/23                                                                 Aaa                   2,754,177
      1,000,000  SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s, 8/15/32                    Aaa                   1,196,670
        600,000  SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth. Alliance),
                 Ser. A, 7 3/8s, 12/15/21                                                        Baa2                    728,784
      1,750,000  SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B, 6 3/8s, 5/15/28             BBB                   1,787,713
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                                                                                                                       6,467,344

South Dakota (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
      2,000,000  SD Edl. Enhancement Funding Corp. Rev. Bonds, Ser. B, 6 1/2s, 6/1/32            BBB                   2,051,000

Tennessee (4.9%)
--------------------------------------------------------------------------------------------------------------------------------
                 Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States
                 Hlth.)
      3,000,000  Ser. A, 7 1/2s, 7/1/25                                                          BBB+                  3,550,500
      7,000,000  Ser. A, MBIA, 6s, 7/1/21                                                        Aaa                   7,822,010
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                                                                                                                      11,372,510

Texas (9.2%)
--------------------------------------------------------------------------------------------------------------------------------
      2,500,000  Alliance, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 6 3/8s, 4/1/21        Baa2                  2,637,175
      4,525,000  Columbus, Indpt. School Dist. G.O. Bonds, PSFG, 5 1/8s, 8/15/29                 Aaa                   4,765,594
        500,000  Comal Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds (Hlth. Care Syst. - McKenna
                 Memorial), Ser. A, 6 1/4s, 2/1/32                                               Baa2                    517,285
      2,905,000  Conroe, Indpt. School Dist. G.O. Bonds (School House), PSFG, 5s, 2/15/26        Aaa                   3,039,298
      1,135,000  Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds (American
                 Airlines, Inc.), 6 3/8s, 5/1/35                                                 Caa2                    712,973
        750,000  Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas Apt.), FNMA Coll.,
                 4.55s, 7/1/34                                                                   Aaa                     774,143
      1,250,000  Gulf Coast, Waste Disp. Auth. Rev. Bonds, Ser. A, 6.1s, 8/1/24                  Baa2                  1,326,275
      1,500,000  Harris Cnty., Hlth. Fac. Rev. Bonds (Memorial Hermann Hlth. Care), Ser. A,
                 6 3/8s, 6/1/29                                                                  A2                    1,660,275
      1,335,000  Montgomery Cnty., G.O. Bonds (Library), Ser. B, AMBAC, 5s, 3/1/26               Aaa                   1,391,230
      1,500,000  Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21                            Baa2                  1,616,115
      1,360,000  Socorro, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 8/15/29                      Aaa                   1,413,965
      1,700,000  Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.), 6s, 7/1/19               Baa3                  1,736,567
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      21,590,895

Utah (7.0%)
--------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw Env.), Ser. A, 7.45s,
                 7/1/17                                                                          BB-/P                 1,035,360
        500,000  Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev. Bonds (Union Pacific),
                 Ser. A, 5.7s, 11/1/26                                                           Baa2                    519,655
        675,000  UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s, 11/1/17                  Baa1                    729,601
                 UT State Pwr. Supply Rev. Bonds (Intermountain Pwr. Agcy.), Ser. A, MBIA
      4,720,000  6.15s, 7/1/14                                                                   Aaa                   5,028,310
      8,280,000  6.15s, 7/1/14 (Prerefunded)                                                     Aaa                   8,965,832
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      16,278,758

Vermont (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
      1,000,000  VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s, 5/1/29                     Aaa                   1,015,350

Virginia (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
      2,000,000  Prince William Cnty., Indl. Dev. Auth. Hosp. Rev. Bonds (Potomac Hosp.
                 Corp.), 5.35s, 10/1/36                                                          A3                    2,068,520

Washington (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
      2,420,000  Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26                       BBB                   2,513,436

West Virginia (6.7%)
--------------------------------------------------------------------------------------------------------------------------------
      7,500,000  Econ. Dev. Auth. Lease Rev. Bonds (Correctional Juvenile Safety), Ser. A,
                 MBIA, 5s, 6/1/29                                                                Aaa                   7,832,475
      1,545,000  Marshall Cnty., Poll. Control VRDN (OH Pwr. Co.), Ser. E, 1.82s, 6/1/22         VMIG1                 1,545,000
      6,000,000  West Virginia U. Rev. Bonds (Impt. West VA. U.), Ser. C, FGIC, 5s, 10/1/26      Aaa                   6,317,040
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      15,694,515

Wisconsin (3.5%)
--------------------------------------------------------------------------------------------------------------------------------
                 Badger Tobacco Settlement Asset Securitization Corp. Rev. Bonds
      1,800,000  7s, 6/1/28                                                                      BBB                   1,909,692
      3,500,000  6 3/8s, 6/1/32                                                                  BBB                   3,561,425
      2,500,000  WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton Franciscan), 5 3/4s,
                 8/15/30                                                                         A2                    2,650,275
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,121,392
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $349,150,124) (b)                                                          $367,140,913
================================================================================================================================



Putnam Investment Grade Municipal Trust

Futures contracts outstanding at February 28, 2005 (Unaudited)
                                                                                                      Unrealized
                                                                       Aggregate     Expiration    appreciation/
Number of contracts                                      Value         face value    date         (depreciation)
-----------------------------------------------------------------------------------------------------------------
74                     U.S. Treasury Bond (Long)         $8,313,438    $8,373,675    Jun-05            $(60,237)
186                    U.S. Treasury Note 5yr (Short)    20,009,531    20,134,786    Jun-05             125,255
-----------------------------------------------------------------------------------------------------------------
                                                                                                        $65,018
-----------------------------------------------------------------------------------------------------------------


NOTES

(a) Percentages indicated are based on net assets of $234,279,885.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at February 28, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $349,150,124, resulting in gross unrealized appreciation and depreciation of $19,067,033 and $1,076,244, respectively, or net unrealized appreciation of $17,990,789.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2005.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at February 28, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at February 28, 2005.

The fund had the following industry group concentrations greater than 10% at February 28, 2005 (as a percentage of market value):

Health care                        20.7%
Utilities and power                17.1

The fund had the following insurance concentrations greater than 10% at February 28, 2005 (as a percentage of market value):

MBIA                               17.4%
AMBAC                              10.4

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange-traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 27, 2005